STRUCTURED ENTITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STRUCTURED ENTITIES (Details) [Line Items]
Loans and advances to banks	£ 6,611	£ 26,902	£ 25,117
Asset-backed debt instruments held	40,901	55,311
Assets and liabilities held in consolidated collective investment vehicles	68,124	75,669
Assets and liabilities held in unconsolidated collective investment vehicles	28,759	15,611
Total Asset Value Of Unconsolidated Structured Entities	2,338,000	1,849,000
Cancara [Member]
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	6,049	6,840
Loans and advances to banks	5,939	6,684
Asset-backed debt instruments held	£ 110	£ 156